4. Deconsolidation of Sinsin (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Investment in affiliates	$ 69,606	$ 2,214
Sinsin Group [Member]
Investment in affiliates	$ 69,606